SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details) - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Administration expenses	$ 273,288	$ 181,113
Salaries, fees and benefits [Member]
Statement [Line Items]
Exploration and evaluation expenses	2,456,000	944,000
Administration expenses	81,000	56,000
Total	$ 2,537,000	$ 1,000,000